UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Integrated U.S. Large-Cap Value Equity Fund

Investor Class (TQMVX)

This annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Investor Class	$78	0.72%

What drove fund performance during the past 12 months?

  Large-cap value stocks in the U.S. posted solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the Russell 1000 Value Index, stock selection in the information technology sector—such as Intel and Dell Technologies, both of which we eliminated—made a strong contribution to relative performance. Stock choices among utility companies and real estate companies also contributed materially to relative results.

  On the other hand, our stock selection in the industrials and business services sector—such as tool maker Stanley Black & Decker and freight railroad CSX—detracted from relative performance. Stock choices among consumer staples companies and an underweight allocation to the energy sector also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear to be undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with high-quality characteristics, which include a high return on capital employed, good earnings quality, and stability of earnings. Notable changes in positioning during the year include increased exposure to financials and utilities stocks as well as reduced exposure to industrials and business services, information technology, and energy stocks. While we generally keep the fund’s sector allocations close to those of the Russell index, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	10,000	10,000	10,000
3/31/16	10,630	10,627	10,637
6/30/16	10,960	10,907	11,124
9/30/16	11,370	11,387	11,511
12/31/16	12,328	11,866	12,280
3/31/17	12,735	12,547	12,681
6/30/17	12,878	12,926	12,852
9/30/17	13,397	13,517	13,252
12/31/17	14,290	14,373	13,958
3/31/18	14,089	14,281	13,563
6/30/18	14,110	14,836	13,722
9/30/18	14,901	15,893	14,505
12/31/18	12,729	13,620	12,804
3/31/19	14,117	15,533	14,332
6/30/19	14,484	16,169	14,883
9/30/19	14,706	16,357	15,085
12/31/19	15,960	17,845	16,202
3/31/20	11,197	14,115	11,872
6/30/20	12,904	17,224	13,568
9/30/20	13,227	18,810	14,327
12/31/20	15,881	21,572	16,655
3/31/21	18,346	22,941	18,530
6/30/21	19,208	24,832	19,495
9/30/21	19,019	24,806	19,343
12/31/21	20,469	27,108	20,846
3/31/22	20,772	25,677	20,692
6/30/22	18,532	21,388	18,166
9/30/22	17,334	20,434	17,145
12/31/22	19,764	21,901	19,275
3/31/23	19,713	23,474	19,469
6/30/23	20,509	25,442	20,262
9/30/23	20,227	24,615	19,621
12/31/23	22,073	27,586	21,484
3/31/24	24,640	30,350	23,415
6/30/24	24,116	31,326	22,907
9/30/24	26,076	33,277	25,068
12/31/24	25,622	34,154	24,571

202501-4140694, 202502-4108734

F201-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (Investor Class)	16.08%	9.93%	11.22%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.90
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	10.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$60,814
  Number of Portfolio Holdings151
  Investment Advisory Fees Paid (000s)$(161)
  Portfolio Turnover Rate67.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.7%
Health Care	16.7
Industrials & Business Services	12.9
Consumer Staples	8.3
Energy	7.5
Information Technology	7.1
Utilities	6.7
Consumer Discretionary	4.3
Real Estate	3.9
Other	7.9

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	2.4%
Bank of America	2.2
JPMorgan Chase	2.2
Citigroup	1.6
Philip Morris International	1.3
Medtronic	1.3
Wells Fargo	1.3
Lowe's	1.3
UnitedHealth Group	1.3
Exxon Mobil	1.2

How has the fund changed?

This is a summary of certain material changes Integrated U.S. Large-Cap Value Equity Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Large-Cap Value Equity Fund

Investor Class (TQMVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Integrated U.S. Large-Cap Value Equity Fund

Advisor Class (TQVAX)

This annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Advisor Class	$107	0.99%

What drove fund performance during the past 12 months?

  Large-cap value stocks in the U.S. posted solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the Russell 1000 Value Index, stock selection in the information technology sector—such as Intel and Dell Technologies, both of which we eliminated—made a strong contribution to relative performance. Stock choices among utility companies and real estate companies also contributed materially to relative results.

  On the other hand, our stock selection in the industrials and business services sector—such as tool maker Stanley Black & Decker and freight railroad CSX—detracted from relative performance. Stock choices among consumer staples companies and an underweight allocation to the energy sector also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear to be undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with high-quality characteristics, which include a high return on capital employed, good earnings quality, and stability of earnings. Notable changes in positioning during the year include increased exposure to financials and utilities stocks as well as reduced exposure to industrials and business services, information technology, and energy stocks. While we generally keep the fund’s sector allocations close to those of the Russell index, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	10,000	10,000	10,000
3/31/16	10,620	10,627	10,637
6/30/16	10,940	10,907	11,124
9/30/16	11,340	11,387	11,511
12/31/16	12,299	11,866	12,280
3/31/17	12,684	12,547	12,681
6/30/17	12,816	12,926	12,852
9/30/17	13,334	13,517	13,252
12/31/17	14,214	14,373	13,958
3/31/18	14,004	14,281	13,563
6/30/18	14,015	14,836	13,722
9/30/18	14,791	15,893	14,505
12/31/18	12,632	13,620	12,804
3/31/19	13,998	15,533	14,332
6/30/19	14,340	16,169	14,883
9/30/19	14,561	16,357	15,085
12/31/19	15,782	17,845	16,202
3/31/20	11,074	14,115	11,872
6/30/20	12,754	17,224	13,568
9/30/20	13,074	18,810	14,327
12/31/20	15,681	21,572	16,655
3/31/21	18,101	22,941	18,530
6/30/21	18,943	24,832	19,495
9/30/21	18,744	24,806	19,343
12/31/21	20,144	27,108	20,846
3/31/22	20,444	25,677	20,692
6/30/22	18,217	21,388	18,166
9/30/22	17,032	20,434	17,145
12/31/22	19,410	21,901	19,275
3/31/23	19,347	23,474	19,469
6/30/23	20,120	25,442	20,262
9/30/23	19,828	24,615	19,621
12/31/23	21,626	27,586	21,484
3/31/24	24,122	30,350	23,415
6/30/24	23,585	31,326	22,907
9/30/24	25,492	33,277	25,068
12/31/24	25,033	34,154	24,571

202501-4140694, 202502-4108734

F219-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (Advisor Class)	15.75%	9.67%	10.93%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.90
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	10.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$60,814
  Number of Portfolio Holdings151
  Investment Advisory Fees Paid (000s)$(161)
  Portfolio Turnover Rate67.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.7%
Health Care	16.7
Industrials & Business Services	12.9
Consumer Staples	8.3
Energy	7.5
Information Technology	7.1
Utilities	6.7
Consumer Discretionary	4.3
Real Estate	3.9
Other	7.9

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	2.4%
Bank of America	2.2
JPMorgan Chase	2.2
Citigroup	1.6
Philip Morris International	1.3
Medtronic	1.3
Wells Fargo	1.3
Lowe's	1.3
UnitedHealth Group	1.3
Exxon Mobil	1.2

How has the fund changed?

This is a summary of certain material changes Integrated U.S. Large-Cap Value Equity Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Large-Cap Value Equity Fund

Advisor Class (TQVAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Integrated U.S. Large-Cap Value Equity Fund

I Class (TQVIX)

This annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - I Class	$58	0.54%

What drove fund performance during the past 12 months?

  Large-cap value stocks in the U.S. posted solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the Russell 1000 Value Index, stock selection in the information technology sector—such as Intel and Dell Technologies, both of which we eliminated—made a strong contribution to relative performance. Stock choices among utility companies and real estate companies also contributed materially to relative results.

  On the other hand, our stock selection in the industrials and business services sector—such as tool maker Stanley Black & Decker and freight railroad CSX—detracted from relative performance. Stock choices among consumer staples companies and an underweight allocation to the energy sector also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear to be undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with high-quality characteristics, which include a high return on capital employed, good earnings quality, and stability of earnings. Notable changes in positioning during the year include increased exposure to financials and utilities stocks as well as reduced exposure to industrials and business services, information technology, and energy stocks. While we generally keep the fund’s sector allocations close to those of the Russell index, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
3/31/16	531,500	531,373	531,838
6/30/16	548,000	545,350	556,213
9/30/16	568,500	569,334	575,574
12/31/16	617,419	593,299	614,002
3/31/17	637,270	627,374	634,071
6/30/17	644,905	646,292	642,597
9/30/17	671,373	675,837	662,613
12/31/17	716,602	718,667	697,903
3/31/18	706,554	714,035	678,128
6/30/18	708,140	741,802	686,100
9/30/18	748,334	794,648	725,234
12/31/18	639,341	680,996	640,205
3/31/19	709,636	776,631	716,610
6/30/19	728,046	808,434	744,160
9/30/19	739,762	817,833	754,247
12/31/19	802,735	892,234	810,124
3/31/20	564,115	705,760	593,578
6/30/20	649,833	861,221	678,404
9/30/20	666,629	940,518	716,345
12/31/20	801,081	1,078,602	832,772
3/31/21	925,510	1,147,060	926,500
6/30/21	969,948	1,241,575	974,754
9/30/21	960,468	1,240,312	967,151
12/31/21	1,033,937	1,355,383	1,042,301
3/31/22	1,050,377	1,283,840	1,034,612
6/30/22	937,119	1,069,424	908,279
9/30/22	877,446	1,021,678	857,257
12/31/22	1,001,066	1,095,055	963,734
3/31/23	998,476	1,173,684	973,430
6/30/23	1,039,269	1,272,118	1,013,093
9/30/23	1,025,671	1,230,726	981,029
12/31/23	1,119,551	1,379,297	1,074,204
3/31/24	1,249,747	1,517,494	1,170,727
6/30/24	1,223,987	1,566,296	1,145,369
9/30/24	1,324,245	1,663,863	1,253,377
12/31/24	1,301,624	1,707,677	1,228,548

202501-4140694, 202502-4108734

F570-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (I Class)	16.26%	10.15%	11.42%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.90
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	10.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$60,814
  Number of Portfolio Holdings151
  Investment Advisory Fees Paid (000s)$(161)
  Portfolio Turnover Rate67.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	24.7%
Health Care	16.7
Industrials & Business Services	12.9
Consumer Staples	8.3
Energy	7.5
Information Technology	7.1
Utilities	6.7
Consumer Discretionary	4.3
Real Estate	3.9
Other	7.9

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	2.4%
Bank of America	2.2
JPMorgan Chase	2.2
Citigroup	1.6
Philip Morris International	1.3
Medtronic	1.3
Wells Fargo	1.3
Lowe's	1.3
UnitedHealth Group	1.3
Exxon Mobil	1.2

How has the fund changed?

This is a summary of certain material changes Integrated U.S. Large-Cap Value Equity Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Large-Cap Value Equity Fund

I Class (TQVIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQMVX Integrated U.S. Large-
Cap Value Equity Fund
TQVAX Integrated U.S. Large-
Cap Value Equity Fund–
.
Advisor Class
TQVIX Integrated U.S. Large-
Cap Value Equity Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 15.99 $ 15.38 $ 16.91 $ 13.46 $ 13.84
Investment activities
Net investment income
(1)(2)
0.28 0.29 0.32 0.27 0.33
Net realized and unrealized
gain/loss 2.32 1.50 (0.91) 3.61 (0.40)
Total from investmen t
activities 2.60 1.79 (0.59) 3.88 (0.07)
Distributions
Net investment income (0.26) (0.30) (0.33) (0.28) (0.27)
Net realized gain (1.15) (0.88) (0.61) (0.15) (0.04)
Total distributions (1.41) (1.18) (0.94) (0.43) (0.31)
NET ASSET VALUE
End of period $ 17.18 $ 15.99 $ 15.38 $ 16.91 $ 13.46
Ratios/Supplemental Data
Total return
(2)(3)
16.08% 11.68% (3.44)% 28.89% (0.50)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.68% 1.84% 1.50% 1.52% 2.17%
Net expenses after waivers/
payments by Price Associates 0.72% 0.73% 0.71% 0.73% 0.72%
Net investment income 1.59% 1.83% 1.94% 1.65% 2.81%
Portfolio turnover rate 67.5% 64.0% 74.6% 41.5% 40.8%
Net assets, end of period (in
thousands) $22,635 $19,666 $21,950 $37,863 $19,557
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 16.11 $ 15.32 $ 16.83 $ 13.41 $ 13.81
Investment activities
Net investment income
(1)(2)
0.24 0.24 0.27 0.22 0.29
Net realized and unrealized
gain/loss 2.33 1.50 (0.89) 3.59 (0.38)
Total from investment
activities 2.57 1.74 (0.62) 3.81 (0.09)
Distributions
Net investment income (0.21) (0.07) (0.28) (0.24) (0.27)
Net realized gain (1.15) (0.88) (0.61) (0.15) (0.04)
Total distributions (1.36) (0.95) (0.89) (0.39) (0.31)
NET ASSET VALUE
End of period $ 17.32 $ 16.11 $ 15.32 $ 16.83 $ 13.41
Ratios/Supplemental Data
Total return
(2)(3)
15.75% 11.41% (3.64)% 28.47% (0.64)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 2.33% 1.86% 1.59% 1.79% 2.32%
Net expenses after
waivers/payments by Price
Associates 0.99% 1.00% 0.98% 1.00% 0.99%
Net investment income 1.33% 1.54% 1.69% 1.37% 2.46%
Portfolio turnover rate 67.5% 64.0% 74.6% 41.5% 40.8%
Net assets, end of period (in
thousands) $107 $97 $268 $186 $148
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 16.08 $ 15.46 $ 16.98 $ 13.52 $ 13.86
Investment activities
Net investment income
(1)(2)
0.33 0.32 0.35 0.29 0.36
Net realized and unrealized
gain/loss 2.32 1.50 (0.89) 3.63 (0.39)
Total from investment
activities 2.65 1.82 (0.54) 3.92 (0.03)
Distributions
Net investment income (0.31) (0.32) (0.37) (0.31) (0.27)
Net realized gain (1.15) (0.88) (0.61) (0.15) (0.04)
Total distributions (1.46) (1.20) (0.98) (0.46) (0.31)
NET ASSET VALUE
End of period $ 17.27 $ 16.08 $ 15.46 $ 16.98 $ 13.52
Ratios/Supplemental Data
Total return
(2)(3)
16.26% 11.84% (3.18)% 29.07% (0.21)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.39% 1.55% 1.30% 1.37% 1.99%
Net expenses after
waivers/payments by Price
Associates 0.54% 0.54% 0.53% 0.54% 0.54%
Net investment income 1.81% 2.01% 2.16% 1.81% 2.99%
Portfolio turnover rate 67.5% 64.0% 74.6% 41.5% 40.8%
Net assets, end of period (in
thousands) $38,072 $11,832 $14,538 $2,526 $1,224
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.8%
COMMUNICATION SERVICES  3.4%
Diversified Telecommunication Services  0.8%
AT&T  9,855 225
Verizon Communications  6,684 267
492
Media  2.4%
Charter Communications, Class A (1) 2,070 710
Comcast, Class A  11,707 439
Fox, Class B  3,973 182
Nexstar Media Group  785 124
1,455
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  550 121
121
Total Communication Services 2,068
CONSUMER DISCRETIONARY  4.3%
Hotels, Restaurants & Leisure  1.0%
Las Vegas Sands  6,175 317
Travel + Leisure  5,357 270
587
Household Durables  0.8%
Lennar, Class A  1,672 228
Toll Brothers  2,261 285
513
Specialty Retail  1.8%
Bath & Body Works  5,438 211
Home Depot  268 104
Lowe's  3,089 762
1,077
Textiles, Apparel & Luxury Goods  0.7%
Tapestry  6,755 441
441
Total Consumer Discretionary 2,618
CONSUMER STAPLES  8.3%
Beverages  0.5%
Molson Coors Beverage, Class B  5,061 290
290

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  1.1%
Target  1,301 176
Walmart  5,631 509
685
Food Products  1.2%
Archer-Daniels-Midland  4,409 223
Bunge Global  2,619 203
Pilgrim's Pride (1) 7,053 320
746
Household Products  2.8%
Colgate-Palmolive  3,516 319
Kimberly-Clark  5,492 720
Procter & Gamble  3,806 638
1,677
Personal Care Products  1.1%
Kenvue 32,478 693
693
Tobacco  1.6%
Altria Group  3,490 183
Philip Morris International  6,758 813
996
Total Consumer Staples 5,087
ENERGY  7.5%
Energy Equipment & Services  0.7%
TechnipFMC 14,499 420
420
Oil, Gas & Consumable Fuels  6.8%
BP, ADR  11,342 335
Chevron  1,931 280
ConocoPhillips  4,903 486
Devon Energy  6,230 204
Exxon Mobil  6,932 746
Kinder Morgan  17,739 486
Marathon Petroleum  3,237 452
Shell, ADR  1,940 121
Suncor Energy  11,017 393
TotalEnergies , ADR (2) 5,955 324
Valero Energy  2,306 283
4,110
Total Energy 4,530

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  24.7%
Banks  9.2%
Bank of America  30,533 1,342
Citigroup  14,179 998
Credicorp 1,269 233
Huntington Bancshares  21,589 351
JPMorgan Chase  5,450 1,306
KeyCorp  22,541 386
Webster Financial  3,510 194
Wells Fargo  10,961 770
5,580
Capital Markets  2.5%
Affiliated Managers Group  939 174
Bank of New York Mellon  9,152 703
Morgan Stanley  1,565 197
State Street  4,672 458
1,532
Consumer Finance  1.7%
Ally Financial  2,939 106
Capital One Financial  593 106
OneMain Holdings  5,531 288
Synchrony Financial  8,614 560
1,060
Financial Services  6.6%
Berkshire Hathaway, Class B (1) 3,187 1,444
Corebridge Financial  15,703 470
Corpay  (1) 1,128 382
Equitable Holdings  11,979 565
Fidelity National Information Services  3,026 244
Fiserv (1) 2,147 441
Global Payments  4,039 453
3,999
Insurance  4.7%
Chubb  2,402 664
Everest Group  742 269
Hartford Financial Services Group  6,008 657
MetLife  6,290 515
RenaissanceRe Holdings  2,335 581
Unum Group  2,529 185
2,871
Total Financials 15,042

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  16.7%
Biotechnology  2.0%
AbbVie  1,544 275
Biogen (1) 3,238 495
Gilead Sciences  4,926 455
1,225
Health Care Equipment & Supplies  3.9%
Becton Dickinson & Company  2,894 656
Hologic  (1) 7,236 522
Medtronic  9,670 772
Zimmer Biomet Holdings  4,048 428
2,378
Health Care Providers & Services  6.3%
Cardinal Health  5,664 670
Cencora 1,454 327
Centene  (1) 3,361 203
Cigna Group  1,991 550
Elevance Health  934 344
McKesson  784 447
Tenet Healthcare (1) 4,295 542
UnitedHealth Group  1,502 760
3,843
Life Sciences Tools & Services  1.7%
ICON (1) 1,928 404
Thermo Fisher Scientific  1,156 602
1,006
Pharmaceuticals  2.8%
Bristol-Myers Squibb  2,613 148
Johnson & Johnson  3,185 461
Sanofi, ADR  7,808 376
Viatris 55,985 697
1,682
Total Health Care 10,134
INDUSTRIALS & BUSINESS SERVICES  12.9%
Aerospace & Defense  0.6%
Textron  4,499 344
344
Air Freight & Logistics  2.1%
FedEx  2,407 677

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
United Parcel Service, Class B  4,772 602
1,279
Building Products  1.1%
Builders FirstSource  (1) 1,480 211
Masco  3,537 257
Owens Corning  996 170
638
Ground Transportation  1.6%
Canadian National Railway  2,494 253
CSX  22,490 726
979
Industrial Conglomerates  2.0%
3M  4,320 558
Honeywell International  841 190
Siemens, ADR  4,582 443
1,191
Machinery  2.6%
Allison Transmission Holdings  2,135 231
Cummins  1,483 517
Dover  1,352 253
Fortive 2,485 186
Stanley Black & Decker  4,878 392
1,579
Professional Services  2.9%
Booz Allen Hamilton Holding  3,449 444
Leidos Holdings  4,624 666
SS&C Technologies Holdings  8,857 671
1,781
Total Industrials & Business Services 7,791
INFORMATION TECHNOLOGY  7.1%
Communications Equipment  0.4%
Cisco Systems  3,697 219
219
Electronic Equipment, Instruments & Components  1.7%
Flex (1) 5,339 205
Jabil  1,677 241
TD SYNNEX  1,940 228
TE Connectivity  2,421 346
1,020

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services  1.2%
Accenture, Class A  450 159
GoDaddy , Class A (1) 3,011 594
753
Semiconductors & Semiconductor Equipment  2.6%
Analog Devices  1,700 361
Applied Materials  1,325 216
NXP Semiconductors  1,550 322
QUALCOMM  4,353 669
1,568
Software  1.2%
Gen Digital  10,730 294
Salesforce  1,359 454
748
Total Information Technology 4,308
MATERIALS  3.3%
Chemicals  1.0%
CF Industries Holdings  3,286 280
RPM International  2,864 353
633
Containers & Packaging  0.9%
Berry Global Group  2,366 153
International Paper  6,779 365
518
Metals & Mining  1.4%
Nucor  1,319 154
Reliance  794 214
Steel Dynamics  3,997 456
824
Total Materials 1,975
REAL ESTATE  3.9%
Health Care Real Estate Investment Trusts  0.6%
Ventas, REIT  5,933 349
349
Hotel & Resort Real Estate Investment Trusts  0.2%
Host Hotels & Resorts, REIT  7,483 131
131

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.5%
Prologis, REIT  2,820 298
298
Office Real Estate Investment Trusts  0.8%
BXP, REIT  2,916 217
Vornado Realty Trust, REIT  7,109 299
516
Residential Real Estate Investment Trusts  0.5%
AvalonBay Communities, REIT  817 180
Essex Property Trust, REIT  515 147
327
Specialized Real Estate Investment Trusts  1.3%
Gaming & Leisure Properties, REIT  3,065 148
Lamar Advertising, Class A, REIT  3,691 449
VICI Properties, REIT  6,251 183
780
Total Real Estate 2,401
UTILITIES  6.7%
Electric Utilities  4.5%
Constellation Energy  1,175 263
Entergy  6,980 529
Evergy 6,663 410
FirstEnergy  5,833 232
PG&E  29,772 601
Xcel Energy  10,655 719
2,754
Independent Power & Renewable Electricity
Producers  0.5%
Vistra 2,270 313
313
Multi-Utilities  1.7%
Ameren  4,535 404
Dominion Energy  5,730 309
NiSource  9,041 332
1,045
Total Utilities 4,112
Total Common Stocks (Cost $53,130) 60,066

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS  1.0%
iShares Russell 1000 Value ETF (2) 3,430 635
Total Equity Mutual Funds (Cost $640) 635
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 315,409 315
Total Short-Term Investments (Cost $315) 315
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 604,928 605
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 605
Total Securities Lending Collateral (Cost $605) 605
Total Investments in Securities
101.3% of Net Assets
(Cost $54,690) $ 61,621
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at December 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 9++
Totals $ —# $ — $ 9+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 251  ¤  ¤ $ 920
Total $ 920^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $920.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
December 31, 2024
Statement of Assets and Liabilities
14
($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $54,690) $ 61,621
Receivable for investment securities sold 666
Receivable for shares sold 119
Dividends receivable 54
Due from affiliates 9
Cash 1
Other assets 26
Total assets 62,496
Liabilities
Payable for investment securities purchased 790
Obligation to return securities lending collateral 605
Payable for shares redeemed 232
Investment management fees payable 19
Other liabilities 36
Total liabilities 1,682
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 60,814

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
December 31, 2024
Statement of Assets and Liabilities
15
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 6,846
Paid-in capital applicable to 3,527,409 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 53,968
NET ASSETS $ 60,814
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $22,635; Shares outstanding: 1,317,337) $ 17.18
Advisor Class
(Net assets: $107; Shares outstanding: 6,155) $ 17.32
I Class
(Net assets: $38,072; Shares outstanding: 2,203,917) $ 17.27

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $10) $ 867
Securities lending 1
Total income 868
Expenses
Investment management 180
Shareholder servicing
Investor Class $ 65
Advisor Class 1
I Class 7 73
Prospectus and shareholder reports
Investor Class 9
I Class 4 13
Custody and accounting 200
Registration 71
Legal and audit 29
Miscellaneous 16
Waived / paid by Price Associates (341)
Total expenses 241
Net investment income 627
Realized and Unrealized Gain / Loss –
Net realized gain on securities 2,886
Change in net unrealized gain / loss on securities 1,534
Net realized and unrealized gain / loss 4,420
INCREASE IN NET ASSETS FROM OPERATIONS $ 5,047

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 627 $ 599
Net realized gain 2,886 2,130
Change in net unrealized gain / loss 1,534 684
Increase in net assets from operations 5,047 3,413
Distributions to shareholders
Net earnings
Investor Class (1,722) (1,365)
Advisor Class (8) (6)
I Class (1,411) (819)
Decrease in net assets from distributions (3,141) (2,190)
Capital share transactions
*
Shares sold
Investor Class 12,668 7,159
I Class 31,525 5,098
Distributions reinvested
Investor Class 1,710 1,343
Advisor Class 8 6
I Class 1,363 772
Shares redeemed
Investor Class (12,790) (11,576)
Advisor Class (6) (185)
I Class (7,165) (9,001)
Increase (decrease) in net assets from capital
share transactions 27,313 (6,384)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase (decrease) during period 29,219 (5,161)
Beginning of period 31,595 36,756
End of period $ 60,814 $ 31,595
*Share information (000s)
Shares sold
Investor Class 709 452
I Class 1,788 317
Distributions reinvested
Investor Class 97 85
Advisor Class –
(1)
–
(1)
I Class 77 48
Shares redeemed
Investor Class (719) (734)
Advisor Class –
(1)
(11)
I Class (397) (569)
Increase (decrease) in shares outstanding 1,555 (412)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Large-Cap Value Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the
Integrated U.S. Large-Cap Value Equity Fund (Investor Class), the Integrated
U.S. Large-Cap Value Equity Fund–Advisor Class (Advisor Class) and the
Integrated U.S. Large-Cap Value Equity Fund–I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended December 31, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $594,000; the value of cash collateral and related investments was $605,000.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $50,722,000 and
$25,755,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 1,169 $ 621
Long-term capital gain 1,972 1,569
Total distributions $ 3,141 $ 2,190

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 54,897
Unrealized appreciation $ 7,907
Unrealized depreciation (1,183)
Net unrealized appreciation (depreciation) $ 6,724
($000s)
Undistributed ordinary income $ 122
Net unrealized appreciation (depreciation) 6,724
Total distributable earnings (loss) $ 6,846

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $969,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for
Price Associates and $55,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.72% 0.99% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(209) $(1) $(131)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds,
Inc. and Shareholders of T. Rowe Price Integrated U.S. Large-Cap Value
Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated U.S. Large-Cap Value
Equity Fund (one of the funds constituting T. Rowe Price Integrated Equity
Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended
December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,322,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $791,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $693,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT)
dividends, $31,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F201-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025